Related-Parties Transactions - Balances and Transaction with Related Parties (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2017	May 31, 2016	May 31, 2015
Related Party Transaction [Line Items]
Amounts due from related parties - non current		$ 1,748	$ 1,741
Amounts due from related parties - current		5,948	4,539
Amounts due to related parties - current		48	42
Revenue		90	191
Non-Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current		7,148	2,518
Metropolis Holding China Limited [Member] | Executive Chairman [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - non current	[1]	1,064	1,741
Amounts due from related parties - current	[1]	1,895	637
Rental expense	[1]	6,790	7,139	$ 5,298
MaxEn [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - non current		684
Amounts due from related parties - current			812
Amounts due to related parties - current		12	13
Revenue			177
Haiwei Career [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[2]	3,965	1,553
Haiwei Career [Member] | Joint Venture [Member] | Non-Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[2]	3,965	1,520
Beijing Dianshijingwei Technology Co.,Ltd [Member] | Long-term investee [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[3]		1,520
Others [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[4]	88	17
Amounts due to related parties - current	[4]	36	29
Weixuemingri [Member] | Joint Venture [Member] | Non-Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[5]	1,733	998
Great Thanks Holdings Limited [Member] | Joint Venture [Member] | Non-Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current		1,450
Beijing Tongban Education & Technology Co. Ltd. [Member] | Long-term investee [Member]
Related Party Transaction [Line Items]
Revenue		12	3
STEMedu.cn [Member] | Long-term investee [Member]
Related Party Transaction [Line Items]
Revenue		60	11
Cost		23	$ 30
Goldern Finance [Member] | Long-term investee [Member]
Related Party Transaction [Line Items]
Revenue		$ 18

[1]	Since April 2010, the Group began renting a large portion of a building owned by Metropolis Holding China Limited for office space. In March 2012, Metropolis Holding China Limited was acquired by a company wholly -owned by Mr. Yu, the Group's executive chairman. As a result, Metropolis Holding China Limited became a related party of the Group thereafter. As of May 31, 2017, the current and non-current amounts due from Metropolis Holding China Limited were US$1,895 and US$1,064, respectively, which represented prepaid rent and deposit for the building. The amount of the rental payments was determined based on the prevailing market rates and was duly approved by all of the directors.
[2]	In October 2014, Haiwei Career became a joint venture of the Group. As a result, Haiwei Career became a related party of the Group. As of May 31, 2017, the amount due from Haiwei Career was US$3,965, which represented loans from the Group to Haiwei Career with non-interest bearing to support its daily operation supporting. All the loans are payable within one year.
[3]	As of May 31, 2016, the amount due from Dianshijingwei represented the non-interest bearing loan provided by the Group before the disposal of Dianshijingwei to support its daily operation. As of May 31, 2017, the Group had collected the loans from Dianshijingwei.
[4]	As of May 31, 2017, the balance in "others" included the current receivables from long-term investees of Tongban, Goldern Finance and etc.
[5]	As of May 31, 2017, the amount due from Weixue Mingri represented the non-interest bearing loans provided by the Group to support its daily operation and the outstanding loans were fully wrote off by the Group.